Investments (Details 9) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Cost or Amortized Cost
Total	$ 320,507
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	300,152
Fixed maturity securities
Cost or Amortized Cost
Due after one year or less	4,439
Due after one year through five years	26,769
Due after five years through ten years	139,913
Due after ten years	142,944
Total	314,065
Fair Value
Due after one year or less	4,429
Due after one year through five years	25,595
Due after five years through ten years	134,975
Due after ten years	128,811
Total Fair Value, Contractual maturity	293,810
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,442
Fair Value
Fair Value	$ 6,342
Other information
Percentage of securities with sub-prime exposure	8.00%
Residential mortgage-backed | Subprime mortgage collateral | Investment rated as investment grade | Credit concentration
Other information
Concentration percentage	16.00%
Residential mortgage-backed | Subprime mortgage collateral | Fixed income portfolio | Credit concentration
Other information
Concentration percentage	1.00%